Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
Regulatory Matters

Termination of a Material Definitive Agreement
On February 9, 2015, the Company received notice of the termination of the memorandum of understanding, dated effective March 27, 2014 (the “MOU”), by and among the Company, BOHR, FRB and the Bureau of Financial Institutions of the Virginia State Corporation Commission (“Bureau of Financial Institutions”). The termination of the MOU was effective February 5, 2015. Under the MOU, the Company and BOHR had agreed that they would obtain prior written approval of the FRB and the Bureau of Financial Institutions before, (i) either the Company or BOHR declared or paid dividends of any kind; (ii) the Company made any payments on its trust preferred securities; (iii) the Company incurred or guaranteed any debt; or (iv) the Company purchased or redeemed any shares of its stock. In addition, the MOU instituted certain reporting requirements and addressed ongoing regulatory requirements.

TARP
On April 14, 2014, the United States Department of the Treasury (“Treasury”) sold its Common Stock, which it acquired through the Company’s participation in the Capital Purchase Program of the Treasury’s Troubled Asset Relief Program (“TARP CPP”). As a result of participation in TARP, our executives and certain of our employees were subject to compensation related limitations and restrictions, which applied so long as the Treasury held the Common Stock it received in return for the financial assistance it provided us (disregarding any warrants to purchase our Common Stock that the Treasury may hold). Therefore, the compensation related limitations and restrictions will not apply to compensation earned after the Treasury’s sale. In connection with the Treasury’s sale, the Company agreed to cancel certain restricted stock units that became non-payable under the Treasury’s TARP regulations at the time of sale.
Regulatory Capital Requirements

The Company and the Bank are subject to regulatory capital guidelines that measure capital relative to risk-weighted assets and off-balance sheet financial instruments.  Failure to meet minimum capital requirements can cause certain mandatory and discretionary actions by regulators that, if undertaken, could have a material effect on our consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt correction action, the Bank must meet specific capital guidelines that involve quantitative and qualitative measures to ensure capital adequacy.  Common Equity Tier 1 capital and Tier 1 capital is comprised of shareholders’ equity, net of unrealized gains or losses on available for sale securities, less intangible assets, less deferred tax assets net of valuation allowance subject to certain limits, other adjustments, plus certain debt instruments. Total risk-based capital adds qualifying allowances for loan losses. As of December 31, 2015, the Company exceeded the regulatory capital minimums, and BOHR is considered “well capitalized” under the risk-based capital standards.
A summary of the Company’s and the Bank's required and actual capital components as of December 31, 2015 and 2014 is as follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Action Provisions

(in thousands except for ratios)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015
Common Equity Tier 1 Capital:
Consolidated Company	$262,370	14.73%	$80,131	4.50%	N/A	N/A
Bank of Hampton Roads	254,169	14.47%	79,021	4.50%	114,142	6.50%

Tier 1 Capital:
Consolidated Company	$262,370	14.73%	$106,841	6.00%	N/A	N/A
Bank of Hampton Roads	254,169	14.47%	105,362	6.00%	140,482	8.00%

Total Risk-Based Capital:
Consolidated Company	$285,079	16.01%	$142,455	8.00%	N/A	N/A
Bank of Hampton Roads	276,612	15.75%	140,482	8.00%	175,603	10.00%

Leverage Ratio:
Consolidated Company	$262,370	13.46%	$77,961	4.00%	N/A	N/A
Bank of Hampton Roads	254,169	13.20%	76,992	4.00%	96,241	5.00%

As of December 31, 2014
Common Equity Tier 1 Capital:	N/A	N/A	N/A	N/A	N/A	N/A
Consolidated Company	N/A	N/A	N/A	N/A	N/A	N/A
Bank of Hampton Roads	N/A	N/A	N/A	N/A	N/A	N/A

Tier 1 Capital:
Consolidated Company	$221,533	13.90%	$63,759	4.00%	N/A	N/A
Bank of Hampton Roads	205,122	12.89%	63,669	4.00%	95,503	6.00%

Total Risk-Based Capital:
Consolidated Company	$241,546	15.15%	$127,518	8.00%	N/A	N/A
Bank of Hampton Roads	224,761	14.12%	127,339	8.00%	159,173	10.00%

Leverage Ratio:
Consolidated Company	$221,533	11.08%	$79,991	4.00%	N/A	N/A
Bank of Hampton Roads	205,122	10.25%	80,022	4.00%	100,028	5.00%

During 2015, the Company's bank subsidiaries, Bank of Hampton Roads and Shore Bank, were merged. For comparability, the 2014 capital data for the two separate banks was combined and shown as Bank of Hampton Roads.